FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: March 31, 2008





Item 1. Schedule of Investments.



                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

--------------------- ---------------------------------------------------------------------
      Principal
       Amount          Corporate Bonds (95.5%)                                   Value (a)
--------------------- -------------------------------------------------- ------------------

                       Advertising Sales (0.5%)
                      --------------------------------------------------
                      Lamar Media Corp.
           $ 175,000  7.250%, 01/01/13                                        $    166,250
                                                                         ------------------

                       Advertising Services (0.5%)
                      --------------------------------------------------
                      R.H. Donnelley Corp.

        250,000       8.875%, 01/15/16                                             158,125
                                                                         ------------------

                       Aerospace/Defense (0.7%)
                      --------------------------------------------------
                      Vought Aircraft Industries, Inc.

        250,000       8.000%, 07/15/11                                             229,375
                                                                         ------------------

                       Agricultural Chemicals (0.2%)
                      --------------------------------------------------
                      Mosaic Global Holdings, Inc.

           75,000     7.300%, 01/15/28                                              72,750
                                                                         ------------------

                       Apparel Manufacturers (5.3%)
                      --------------------------------------------------
                      Levi Strauss & Co.
        650,000       9.750%, 01/15/15                                             647,563

                      Oxford Industries, Inc.
        350,000       8.875%, 06/01/11                                             332,500

                      Phillips-Van Heusen Corp.
        250,000       7.250%, 02/15/11                                             248,750
        275,000       8.125%, 05/01/13                                             279,125

                      Warnaco, Inc.
        205,000       8.875%, 06/15/13                                             212,688

                                                                         ------------------
                                                                                 1,720,626
                                                                         ------------------

                       Auction House (0.8%)
                      --------------------------------------------------
                      Sotheby's
        250,000       6.875%, 02/01/09                                             249,375
                                                                         ------------------

                       Broadcast Service/Programming (1.0%)
                      --------------------------------------------------
                      Nexstar Finance Holdings LLC
        131,000       zero coupon, 04/01/13                                        127,234

                      Nexstar Broadcasting, Inc.
        225,000       7.000%, 01/15/14                                             193,781

                                                                         ------------------
                                                                                   321,015
                                                                         ------------------

                       Broadcasting- Radio (0.8%)
                      --------------------------------------------------
                      Salem Communications Corp.
        275,000       7.750%, 12/15/10                                             258,844
                                                                         ------------------

                       Cable Television (4.7%)
                      --------------------------------------------------
                      CSC Holdings, Inc.
        800,000       7.250%, 07/15/08                                             800,000

                      EchoStar DBS Corp.
        750,000       6.375%, 10/01/11                                             720,000

                                                                         ------------------
                                                                                 1,520,000
                                                                         ------------------

                       Casino Hotels (7.6%)
                      --------------------------------------------------
                      Harrah's Operating Co., Inc.
        225,000       5.500%, 07/01/10                                             196,875

                      Las Vegas Sands Corp.
        550,000       6.375%, 02/15/15                                             485,375

                      Mandalay Resort Group

        700,000       7.625%, 07/15/13                                             645,750

                      Seminole Hard Rock Entertainment, Inc.
        375,000       5.300%, 03/15/14, (Floating Rate Note) (144A)                297,188

                      Station Casinos, Inc.
        125,000       7.750%, 08/15/16                                             100,625

                      Wynn Las Vegas LLC
        775,000       6.625%, 12/01/14                                             745,938

                                                                         ------------------
                                                                                 2,471,751
                                                                         ------------------

                       Cellular Telecommunications (2.0%)
                      --------------------------------------------------
                      iPCS, Inc.
        450,000       5.364%, 05/01/13, (Floating Rate Note)                       355,500

                      MetroPCS Wireless, Inc.
        325,000       9.250%, 11/01/14                                             299,000

                                                                         ------------------
                                                                                   654,500
                                                                         ------------------

                       Chemicals- Diversified (0.6%)
                      --------------------------------------------------
                      Innophos Holdings, Inc.
        210,000       9.500%, 04/15/12, (144A)                                     196,350
                                                                         ------------------

                       Commercial Services (1.3%)
                      --------------------------------------------------
                      DynCorp International LLC/ DIC Capital Corp.

        400,000       9.500%, 02/15/13                                             409,000
                                                                         ------------------

                       Containers- Metal/Glass (2.6%)
                      --------------------------------------------------
                      Crown Americas Capital Corp.
        450,000       7.625%, 11/15/13                                             459,000

                      Owens-Illinois, Inc.
        375,000       7.500%, 05/15/10                                             383,438

                                                                         ------------------
                                                                                   842,438
                                                                         ------------------

                       Containers- Paper/Plastic (2.5%)
                      --------------------------------------------------
                      AEP Industries, Inc.

        100,000       7.875%, 03/15/13                                              91,000

                      Graphic Packaging International, Inc.

        750,000       8.500%, 08/15/11                                             736,875

                                                                         ------------------

                                                                                   827,875
                                                                         ------------------

                       Diverse Operations/Commercial Services (2.2%)
                      --------------------------------------------------
                      Aramark Corp.

        725,000       8.500%, 02/01/15                                             726,813
                                                                         ------------------

                       Diversified Financial Services (0.5%)
                      --------------------------------------------------
                      Dean Foods Co.
        150,000       6.625%, 05/15/09                                             150,000
                                                                         ------------------

                       Electric - Integrated (0.5%)
                      --------------------------------------------------
                      Texas Competitive Electric Holdings Co., LLC
        150,000       10.250%, 11/01/15 (144A)                                     149,438
                                                                         ------------------

                       Electronic Components - Miscellaneous (0.4%)
                      --------------------------------------------------
                      NXP BV/NXP Funding, LLC
        150,000       9.500%, 10/15/15                                             123,375
                                                                         ------------------

                       Energy Exploration & Production (0.4%)
                      --------------------------------------------------
                      Encore Acquisition Co.
        125,000       6.250%, 04/15/14                                             116,250
                                                                         ------------------

                       Energy Midstream (1.0%)
                      --------------------------------------------------
                      Kinder Morgan, Inc.
        350,000       5.700%, 01/05/16                                             331,625
                                                                         ------------------

                       Entertainment - Theaters (0.0%)
                      --------------------------------------------------
                      Regal Cinemas, Inc.
           15,000     9.375%, 02/01/12                                              14,531
                                                                         ------------------

                       Finance- Other Services (1.1%)
                      --------------------------------------------------
                      Alamosa Delaware, Inc.

        400,000       8.500%, 01/31/12                                             361,000
                                                                         ------------------

                       Food- Miscellaneous/Diversified (0.0%)
                      --------------------------------------------------
                      Dole Food Co., Inc.
           10,000     7.250%, 06/15/10                                               7,700
                                                                         ------------------

                       Food- Retail (4.2%)
                      --------------------------------------------------
                      Albertson's, Inc.
        750,000       7.250%, 05/01/13                                             750,533

                      Stater Brothers Holdings, Inc.
        600,000       8.125%, 06/15/12                                             601,500

                                                                         ------------------
                                                                                 1,352,033
                                                                         ------------------

                       Funeral Service & Related Items (1.5%)
                      --------------------------------------------------
                      Carriage Services, Inc.
        500,000       7.875%, 01/15/15                                             486,250
                                                                         ------------------

                       Gambling- Non-Hotel (1.2%)
                      --------------------------------------------------
                      Pinnacle Entertainment
        410,000       8.250%, 03/15/12                                             386,425
                                                                         ------------------

                       Healthcare- Hospitals (0.8%)
                      --------------------------------------------------
                      Health Management LLC
        325,000       6.125%, 04/15/16                                             274,625
                                                                         ------------------

                       Hotels & Motels (0.9%)
                      --------------------------------------------------
                      Gaylord Entertainment Co.
        325,000       8.000%, 11/15/13                                             301,438
                                                                         ------------------

                       Lesiure & Recreation Products (1.1%)
                      --------------------------------------------------
                      Leslie's Poolmart, Inc.
        375,000       7.750%, 02/01/13                                             341,250
                                                                         ------------------

                       Marine Services (0.7%)
                      --------------------------------------------------
                      Great Lakes Dredge & Dock Corp.
        230,000       7.750%, 12/15/13                                             210,450
                                                                         ------------------

                       Medical- Hospitals (5.9%)
                      --------------------------------------------------
                      Community Health Systems, Inc.
        450,000       8.875%, 07/15/15                                             451,688

                      HCA, Inc.
     1,375,000        6.750%, 07/15/13                                           1,216,875

                      Iasis Healthcare LLC
        250,000       8.750%, 06/15/14                                             248,750

                                                                         ------------------
                                                                                 1,917,313
                                                                         ------------------

                       Medical- Nursing Homes (0.5%)
                      --------------------------------------------------
                      Sun Healthcare Group, Inc.
        170,000       9.125%, 04/15/15                                             164,050
                                                                         ------------------

                       Medical Products (0.8%)
                      --------------------------------------------------
                      Hanger Orthopedic Group, Inc.
        250,000       10.250%, 06/01/14                                            251,250
                                                                         ------------------

                       Office Automation & Equipment (1.7%)
                      --------------------------------------------------
                      Xerox Capital Trust I

        575,000       8.000%, 02/01/27                                             567,588
                                                                         ------------------

                       Oil Company- Exploration & Production (8.6%)
                      --------------------------------------------------
                      Baytex Energy Ltd.
        205,000       9.625%, 07/15/10                                             207,050

                      Comstock Resources, Inc.
        225,000       6.875%, 03/01/12                                             216,000

                      EXCO Resources, Inc.
        150,000       7.250%, 01/15/11                                             145,875

                      KCS Energy, Inc.
        110,000       7.125%, 04/01/12                                             103,950

                      McMoRan Exploration Co.
        325,000       11.875%, 11/15/14                                            328,250

                      Petrohawk Energy Corp.
        240,000       9.125%, 07/15/13                                             246,600

                      PetroQuest Energy, Inc.
        400,000       10.375%, 05/15/12                                            411,000

                      Pioneer Natural Resources Co.
        400,000       5.875%, 07/15/16                                             364,285

                      Swift Energy Co.
        350,000       7.625%, 07/15/11                                             346,500

                      Whiting Petroleum Corp.
        450,000       7.250%, 05/01/12                                             444,375

                                                                         ------------------
                                                                                 2,813,885
                                                                         ------------------

                       Oil-Field Services (0.8%)
                      --------------------------------------------------
                      North America Energy Partners, Inc.

        275,000       8.750%, 12/01/11                                             272,250
                                                                         ------------------

                       Physical Therapy/Rehab Centers (0.7%)
                      --------------------------------------------------
                      HealthSouth Corp.
        250,000       10.829%, 06/15/14, (Floating Rate Note)                      241,250
                                                                         ------------------

                       Pipelines (0.3%)
                      --------------------------------------------------
                      Targa Resources, Inc.
           95,000     8.500%, 11/01/13                                              87,400
                                                                         ------------------

                       Private Corrections (2.3%)
                      --------------------------------------------------
                      Corrections Corporation of America

        750,000       7.500%, 05/01/11                                             757,500
                                                                         ------------------

                       Publishing- Books (0.7%)
                      --------------------------------------------------
                      Houghton Mifflin Co.

        220,000       7.200%, 03/15/11                                             217,800
                                                                         ------------------

                       Real Estate Investment Trust- Hotels (2.6%)
                      --------------------------------------------------
                      FelCor Lodging Limited Partnership

        800,000       6.788%, 12/01/11, (Floating Rate Note)                       706,000

                      Host Hotels & Resorts, Inc.
        150,000       6.875%, 11/01/14                                             142,875

                                                                         ------------------
                                                                                   848,875
                                                                         ------------------

                       Rental- Auto/Equipment (2.6%)
                      --------------------------------------------------
                      The Hertz Corp.
        900,000       10.500%, 01/01/16                                            842,625
                                                                         ------------------

                       Retail- Apparel/Shoe (0.4%)
                      --------------------------------------------------
                      Hanesbrands, Inc., (Floating Rate Note)
        150,000       8.204%, 12/15/14                                             133,125
                                                                         ------------------

                       Retail- Computer Equipment (1.8%)
                      --------------------------------------------------
                      GSC Holdings Corp.
        565,000       8.000%, 10/01/12                                             597,488
                                                                         ------------------

                       Retail-Drug Store (0.5%)
                      --------------------------------------------------
                      Rite Aid Corp.
        150,000       8.125%, 05/01/10                                             146,250
                                                                         ------------------

                       Retail- Regional Deptartment Store (1.2%)
                      --------------------------------------------------
                      Neiman Marcus Group, Inc.
        400,000       10.375%, 10/15/15                                            400,000
                                                                         ------------------

                       Satellite Telecommunications (0.5%)
                      --------------------------------------------------
                      Intelsat, Ltd.
        225,000       7.625%, 04/15/12                                             169,875
                                                                         ------------------

                       Special Purpose Entity (4.1%)
                      --------------------------------------------------
                      Consolidated Communication Illinois Holdings, Inc.
           40,000     9.750%, 04/01/12                                              41,950

                      Global Cash Access, Inc.
        250,000       8.750%, 03/15/12                                             245,625

                      KAR Holdings, Inc.
        475,000       10.000%, 05/01/15                                            410,875

                      TRAINS HY-1-2006
        222,000       7.548%, 05/01/16, (Floating Rate Note) (144A)                211,666

                      Universal City Development Partners, LTD
                      and UCPP Finance, Inc.
           95,000     11.750%, 04/01/10                                             97,613

                      Vanguard Health Holding Co. II, LLC
        350,000       9.000%, 10/01/14                                             336,875

                                                                         ------------------
                                                                                 1,344,604
                                                                         ------------------

                       Telecommunications Equipment (0.3%)
                      --------------------------------------------------
                      Nortel Networks Ltd., (Floating Rate Note)
        125,000       8.507%, 07/15/11                                             107,188
                                                                         ------------------

                       Telecom Services (2.2%)
                      --------------------------------------------------
                      Hughes Network Systems, LLC
        275,000       9.500%, 04/15/14                                             273,625

                      PAETEC Holding Corp.
        125,000       9.500%, 07/15/15                                             115,000

                      Time Warner Telecomm Holdings, Inc.
        325,000       9.250%, 02/15/14                                             328,250

                                                                         ------------------
                                                                                   716,875
                                                                         ------------------

                       Telephone- Integrated (5.5%)
                      --------------------------------------------------
                      Cincinnati Bell, Inc.
        500,000       8.375%, 01/15/14                                             468,750

                      Qwest Communications International, Inc.
     1,080,000        7.500%, 02/15/14                                           1,015,200

                      Windstream Corp.
        325,000       8.125%, 08/01/13                                             319,313

                                                                         ------------------
                                                                                 1,803,263
                                                                         ------------------

                       Theaters (1.2%)
                      --------------------------------------------------
                      Marquee Holdings, Inc.
        500,000       9.505%, 08/15/14                                             373,750
                                                                         ------------------

                       Transportation- Rail  (1.6%)
                      --------------------------------------------------
                      Kansas City Southern de Mexico, S. de R.L. de C.V.
        425,000       7.625%, 12/01/13                                             399,500

                      The Kansas City Southern Railway Co.
        125,000       7.500%, 06/15/09                                             126,875

                                                                         ------------------
                                                                                   526,375
                                                                         ------------------

                       Travel Services  (1.1%)
                      --------------------------------------------------
                      Travelport LLC
        380,000       9.875%, 09/01/14                                             341,050
                                                                         ------------------

                      Total Investments
                       (cost $32,225,108- note b)            95.5%               31,073,106

                      Other assets less liabilities           4.5                 1,471,824
                                                            -------- -----------------------
                      Net Assets                            100.0%            $  32,544,930
                                                            ======== =======================


                       See accompanying notes to financial
                                  statements.

                                                                Percent of
                      Portfolio Distribution                    Portfolio

                      Advertising Sales                            0.5        %

                      Advertising Services                         0.5

                      Aerospace/Defense                            0.7

                      Agricultural Chemicals                       0.2

                      Apparel Manufacturers                        5.5

                      Auction House                                0.8

                      Broadcast Service/Programming                1.0

                      Broadcasting- Radio                          0.8

                      Cable Television                             4.9

                      Casino Hotels                                8.0

                      Cellular Telecommunications                  2.1

                      Chemicals - Diversified                      0.6

                      Commercial Services                          1.3

                      Containers-Metal/Glass                       2.7

                      Containers-Paper/Plastic                     2.7

                      Diverse Operations/Commercial Services       2.3

                      Diversified Financial Services               0.5

                      Electric - Integrated                        0.5

                      Electronic Components - Miscellaneous        0.4

                      Energy Exploration & Production              0.4

                      Energy Midstream                             1.1

                      Entertainment - Theaters                     0.1

                      Finance- Other Services                      1.2

                      Food- Miscellaneous/Diversified               -

                      Food- Retail                                 4.4

                      Funeral Service & Related Items              1.6

                      Gambling- Non-Hotel                          1.2

                      Healthcare- Hospitals                        0.9

                      Hotels & Motels                              1.0

                      Leisure & Recreation Products                1.1

                      Marine Services                              0.7

                      Medical- Hospitals                           6.2

                      Medical- Nursing Homes                       0.5

                      Medical Products                             0.8

                      Office Automation & Equipment                1.8

                      Oil Company- Exploration & Production        9.1

                      Oil-Field Services                           0.9

                      Physical Therapy/Rehab Centers               0.8

                      Pipelines                                    0.3

                      Private Corrections                          2.4

                      Publishing- Books                            0.7

                      Real Estate Investment Trust - Hotels        2.7

                      Rental- Auto/Equipment                       2.7

                      Retail - Apparel/Shoe                        0.4

                      Retail-Computer Equipment                    1.9

                      Retail-Drug Store                            0.5

                      Retail- Regional Department Store            1.3

                      Satellite Telecommunications                 0.6

                      Special Purpose Entity                       4.3

                      Telecommunications Equipment                 0.3

                      Telecom Services                             2.3

                      Telephone- Integrated                        5.8

                      Theaters                                     1.2

                      Transportation- Rail                         1.7

                      Travel Services                              1.1
                                                            ------------
                                                                 100.0    %
                                                            ============

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $32,225,108 amounted to $1,152,002, which consisted of aggregate gross unrealized appreciation of $101,235 and aggregate gross unrealized depreciation of $1,253,237.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2008:

                                                         Investments in
 Valuation Inputs                                         Securities


Level 1 - Quoted Prices                                  $           -

Level 2 - Other Significant Observable Inputs            $  31,073,106

Level 3 - Significant Unobservable Inputs                $           -
                                                   --------------------
 Total                                                   $  31,073,106
                                                   ====================




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      May 30, 2008




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008